Expense Example - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	1
5 years	3
10 years	$ 10